Summary of Information About Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
$0.0 - $5.31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 0.00	$ 0.00
Exercise price, high end of the range (in dollars per share)	$ 5.31	$ 5.31
Options Outstanding, Shares (in dollars per share)	200	300
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 5.31	$ 5.31
Options Outstanding, Weighted Average Remaining Contract Life	8 years 7 months 28 days	9 years 2 months 12 days
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Shares	80	60
Options Exercisable, Weighted Average Remaining Contract Life (in dollars per share)	$ 5.31	$ 5.31
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 7 months 28 days	9 years 1 month 28 days
Options Exercisable, Aggregate Intrinsic Value
$5.32 - $22.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 5.32	$ 5.32
Exercise price, high end of the range (in dollars per share)	$ 22.40	$ 22.40
Options Outstanding, Shares (in dollars per share)	4	73
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 22.40	$ 22.40
Options Outstanding, Weighted Average Remaining Contract Life	2 years 5 months 1 day	2 years 11 months 1 day
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Shares	4	73
Options Exercisable, Weighted Average Remaining Contract Life (in dollars per share)	$ 22.40	$ 22.40
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 5 months 1 day	2 years 11 months 1 day
Options Exercisable, Aggregate Intrinsic Value